North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

Shares			Value
		MUTUAL FUNDS - 98.9%
166,419		Bramshill Income Performance Fund - Class I	$1,715,776
110,391		North Square Advisory Research All Cap Value Fund-Class I1	1,055,074
1,275,860		North Square Dynamic Small Cap Fund - Class I1	16,631,607
725,126		North Square Oak Ridge Disciplined Growth Fund - Class I1	14,344,886
605,868		North Square Oak Ridge Dividend Growth Fund - Class I1	11,819,208
113,718		North Square Strategic Income Fund - Class I1	1,146,975
199,396		Wavelength Interest Rate Neutral Fund	2,171,420
		TOTAL MUTUAL FUNDS
		(Cost $38,072,685)	48,884,946

		SHORT-TERM INVESTMENT - 1.6%
780,291		First American Treasury Obligations Fund - Class X, 0.07%[2]	780,291
		TOTAL SHORT-TERM INVESTMENT
		(Cost $780,291)	780,291

		TOTAL INVESTMENTS - 100.5%
		(Cost $38,852,976)	49,665,237
		Liabilities in Excess of Other Assets - (0.5)%	(266,370)
		TOTAL NET ASSETS - 100.0%	$49,398,867

	[1]	Affiliated company.
	[2]	The rate is the annualized seven-day yield at period end.

		The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:
		Cost of investments	$38,852,976
		Gross unrealized appreciation	10,812,261
		Gross unrealized depreciation	-
		Net unrealized appreciation on investments	$10,812,261

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
		reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
		refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	98.9%
Short-Term Investment	1.6%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$48,884,946	$-	$-	$48,884,946
Short-Term Investment	780,291	-	-	780,291
Total Investments	$49,665,237	$-	$-	$49,665,237

* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Advisory Research All Cap Value Fund - Class I	$-	$1,000,000	$-	$-	$55,074	$1,055,074	$-	$-
North Square Dynamic Small Cap Fund - Class I	14,625,699	-	-	-	2,005,908	16,631,607	-	-
North Square Oak Ridge Disciplined Growth Fund - Class I	11,777,503	-	-	-	2,567,383	14,344,886	-	-
North Square Oak Ridge Dividend Growth Fund - Class I	10,565,429	20,834	-	-	1,232,945	11,819,208	20,834	-
North Square Strategic Income Fund - Class I	1,107,398	7,155	-	-	32,422	1,146,975	7,155	-
	$38,076,029	$1,027,989	$-	$-	$5,893,732	$44,997,750	$27,989	$-

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period

North Square Advisory Research All Cap Value Fund - Class I	-	110,391	-	110,391
North Square Dynamic Small Cap Fund - Class I	1,275,860	-	-	1,275,860
North Square Oak Ridge Disciplined Growth Fund - Class I	725,126	-	-	725,126
North Square Oak Ridge Dividend Growth Fund - Class I	604,682	1,186	-	605,868
North Square Strategic Income Fund - Class I	113,000	718	-	113,718
				2,830,963